Consolidated statements of financial position - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncurrent Assets
Intangible assets	$ 37,179	$ 20,402	$ 9,976
Property, plant and equipment	1,069,011	699,087	354,443
Right-of-use assets	61,391
Investments in associates and joint ventures	67,590	32,686	6,045
Assets held for disposal			8,823
Deferred income tax assets, net	1,583	301	588
Other receivables	11,789	9,617	1,335
Trade receivables	15,325	23,508	2,210
Total noncurrent assets	1,263,868	785,601	383,420
Current Assets
Assets held for disposal		3,189
Inventories	80,479	53,324	27,149
Contract assets	203	420	142
Other receivables	36,192	21,867	12,684
Trade receivables	118,077	72,646	40,649
Investment in financial assets	8,370	10,941	12,936
Cash and cash equivalents	66,100	46,028	28,738
Total current assets	309,421	208,415	122,298
TOTAL ASSETS	1,573,289	994,016	505,718
SHAREHOLDERS' EQUITY
Shareholders' contributions	10,572	10,518	10,402
Reserves, other comprehensive income and retained earnings	531,977	348,682	141,893
Shareholders' equity attributable to shareholders of the parent company	542,549	359,200	152,295
Non-controlling interest	5,550	3,157	238
TOTAL SHAREHOLDERS' EQUITY	548,099	362,357	152,533
Noncurrent Liabilities
Liabilities associated with assets held for disposal			4,193
Provisions	144,768	83,388	54,734
Deferred income tax liabilities, net	97,231	91,125	37,645
Contract liabilities	294	1,828	1,470
Income tax liability	3,387
Taxes payable	1,428	2,175	220
Lease liabilities	40,391
Loans	419,651	270,252	151,727
Other liabilities	703	549	277
Accounts payable	2,465	3,373	185
Total noncurrent liabilities	710,318	452,690	250,451
Current Liabilities
Liabilities associated with assets held for disposal		3,133
Provisions	5,460	4,529	2,442
Contract liabilities	7,404	4,996	1,460
Income tax liability	1,964	357	191
Taxes payable	11,437	10,027	6,879
Salaries and social security	10,204	6,154	4,132
Lease liabilities	21,389
Loans	107,109	64,826	39,336
Other liabilities	1,310	722	2,383
Accounts payable	148,595	84,225	45,911
Total current liabilities	314,872	178,969	102,734
TOTAL LIABILITIES	1,025,190	631,659	353,185
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,573,289	$ 994,016	$ 505,718